Contingent liabilities and financial commitments - Other contingencies - Additional Information (Details) - ProductLiabilityAction	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Competition investigations
Disclosure Of Commitments And Contingencies [Line Items]
Monitorship period		2 years
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of indemnity cases pending	3